SHAREHOLDER'S EQUITY (Table)	12 Months Ended
Dec. 31, 2022
SHAREHOLDER'S EQUITY
Schedule of Composition of Share Capital

As of December 31, 2022 and 2021, item “Treasury shares” has the following composition:

	Number of shares	Amount R$ (thousands)	Average price per share - R$
Balance as of December 31, 2020	316,701	11,667	38.04
Used	(754,719)	(34,438)	45.63
Acquired	5,337,558	174,113	32.62
Balance as of December 31, 2021	4,899,540	151,342	30.89
Used	(377,585)	(9,282)	24.58
Acquired	5,391,900	120,300	22.31
Balance as of December 31, 2022	9,913,855	262,360	26.46